EQUITY - Authorized Shares (Details) - USD ($) $ in Millions	Apr. 28, 2023	May 18, 2022	Jan. 14, 2022	Sep. 22, 2021	Aug. 04, 2021	Jun. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Line Items]
Number of treasury shares cancelled (in shares)	25,000,000	60,000,000	45,000,000	50,000,000	70,000,000	165,000,000
Authorised share capital				$ 442	$ 460		$ 395	$ 404	$ 442	$ 485
Shares authorized (in shares)				1,241,418,599	1,291,418,599		1,111,418,599	1,136,418,599	1,241,418,599	1,361,418,599